Discontinued operations and assets classified as held for sale - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	€ 13	[1]	€ 2,711	[1]	€ 196	[2]
Increase (decrease) in cash and cash equivalents, discontinued operations	(12)		3,403		129
Cash flows from (used in) investing activities, discontinued operations	15		3,319
Advance income tax payment	126		78		78
Domestic Appliances [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	3		2,698		206
Separation expenses, continuing operations			64
Result on the sale of discontinued operations, before tax	1		3,241
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			4,041
Assets, liabilities directly associated with assets held for sale			715
Transaction cost			16
Reclassification adjustments on exchange differences on translation, before tax in discontinued operations			69
Tax expense (income) relating to gain (loss) on discontinuance			743
Result on the sale of discontinued operations net of tax			€ 2,499
Brand license agreement			15 years
Cash flows from (used in) investing activities, discontinued operations			€ 3,319
Domestic Appliances [Member] | Goods or services transferred over time [member]
Discontinued operations and assets classified as held for sale [Line Items]
Licence fee income			700
Domestic Appliances [Member] | Closing adjustments [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Assets, liabilities directly associated with assets held for sale			191
Domestic Appliances [Member] | Disposal groups classified as held for sale [member]
Discontinued operations and assets classified as held for sale [Line Items]
Assets classified as held for sale			3,850
Other operations [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	€ 10		€ 13		€ (10)

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.